Consolidated Statement of Changes in Equity - USD ($)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated (deficit)/ surplus [Member]
Balance at Dec. 31, 2014	$ 327,200,093	$ 261,000	$ 339,082,131	$ (1,278,546)	$ (10,864,492)
Balance (in shares) at Dec. 31, 2014		25,980,600
Share based compensation	1,436,505	$ 0	1,436,505	0	0
Dividend payments	(12,980,285)	$ 2,297	(2,292,266)	0	(10,690,316)
Dividend payments (in shares)		229,711
Income/Loss for year	31,954,965	$ 0	0	0	31,954,965
Balance at Dec. 31, 2015	347,611,278	$ 263,297	338,226,370	(1,278,546)	10,400,157
Balance (in shares) at Dec. 31, 2015		26,210,311
Net proceeds from equity offering	63,927,414	$ 75,000	63,852,414	0	0
Net proceeds from equity offering (in shares)		7,500,000
Share based compensation	1,304,325	$ 0	1,304,325	0	0
Repurchase of common stock	(2,993,931)	$ 0	0	(2,993,931)	0
Repurchase of common stock (in shares)		(366,347)
Dividend payments	(9,327,219)	$ 2,316	1,896,148	0	(11,225,683)
Dividend payments (in shares)		231,646
Income/Loss for year	3,747,932	$ 0	0	0	3,747,932
Balance at Dec. 31, 2016	$ 404,269,799	$ 340,613	405,279,257	(4,272,477)	2,922,406
Balance (in shares) at Dec. 31, 2016	33,575,610	33,575,610
Share based compensation	$ 457,046	$ 0	457,046	0	0
Repurchase of common stock	(11,262,750)	$ 0	(186,318)	(11,076,432)	0
Repurchase of common stock (in shares)		(1,435,654)
Income/Loss for year	(12,490,335)	$ 0	0	0	(12,490,335)
Balance at Dec. 31, 2017	$ 380,973,760	$ 340,613	$ 405,549,985	$ (15,348,909)	$ (9,567,929)
Balance (in shares) at Dec. 31, 2017	32,139,956	32,139,956